SHARE INCENTIVE PLAN (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Apr. 02, 2018 item $ / shares shares	Jul. 01, 2017 $ / shares shares	Jun. 22, 2017 item $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)
SHARE INCENTIVE PLAN
Ordinary shares, par value (in dollars per share)				$ 0.001	$ 0.001
Weighted average grant date fair value of options granted					$ 2.69
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value | $				$ 1,910	$ 2,990	$ 3,320
Total intrinsic value of options exercised | $				0	0	0
Total fair value of nonvested shares vested | $				$ 656	$ 403	$ 669
Vested and exercisable upon 1st anniversary year
SHARE INCENTIVE PLAN
Vesting of share-based compensation (as a percent)				25.00%
Vested quarterly in twelve quarters with equal quarterly installments
SHARE INCENTIVE PLAN
Vesting of share-based compensation (as a percent)				75.00%
Board of Directors
SHARE INCENTIVE PLAN
Share options granted (in shares) | shares			1,286,878
Exercise price per share of the options granted			$ 11.66
Employees
SHARE INCENTIVE PLAN
Share options granted (in shares) | shares	20,000			554,000
Exercise price per share of the options granted	$ 0.01			$ 0.001
Vesting of share-based compensation (as a percent)	25.00%
Shares vesting quarterly in twelve quarters (as a percent)	75.00%
Number of quarters of vesting | item	12
Contract term				10 years
Director and consultant
SHARE INCENTIVE PLAN
Share options granted (in shares) | shares		50,300
Exercise price per share of the options granted		$ 1.48
Completion of IPO before June 22, 2018 | Board of Directors
SHARE INCENTIVE PLAN
Vesting of share-based compensation (as a percent)			25.00%
Shares vesting quarterly in twelve quarters (as a percent)			75.00%
Number of quarters of vesting | item			12
Non completion of IPO before June 22, 2018 | Board of Directors
SHARE INCENTIVE PLAN
Vesting of share-based compensation (as a percent)			25.00%
Shares vesting quarterly in twelve quarters (as a percent)			75.00%
Number of quarters of vesting | item			12
Completion of IPO on September 27, 2018 | Employees
SHARE INCENTIVE PLAN
Share options granted (in shares) | shares			772,127
Exercise price per share of the options granted			$ 11.66
Vesting of share-based compensation (as a percent)			25.00%
Shares vesting quarterly in twelve quarters (as a percent)			75.00%
Number of quarters of vesting | item			12
2009 Share Incentive Plan
SHARE INCENTIVE PLAN
Total number shares authorized | shares				2,573,756
Ordinary shares, par value (in dollars per share)				$ 0.001
2017 Share Incentive Plan
SHARE INCENTIVE PLAN
Total number shares authorized | shares				2,059,005
Additional annual increase in number of shares (as a percent)				2.00%